Indebtedness (Tables)	12 Months Ended
Dec. 31, 2024
Indebtedness [Abstract]
Schedule of Indebtedness
As at December 31,	2024	2023
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2024 – US$1,320,531 and December 31, 2023 – US$1,421,767)	1,889,451	1,882,846
Senior Unsecured Notes (December 31, 2024 – US$221,250 and December 31, 2023 – US$295,000)	318,246	390,669
2026 Senior Secured Notes (December 31, 2024 – US$387,047 and December 31, 2023 – US$399,040)	566,728	528,449
Senior Secured Notes (December 31, 2024 – US$224,995 and December 31, 2023 – US$299,995)	323,633	397,283
	3,098,058	3,199,247
Deferred financing costs, prepayment options and loss on repayment	(1,443)	(2,228)
	3,096,615	3,197,019
Less: current indebtedness	—	—
Long-term indebtedness	$3,096,615	$3,197,019

Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment	The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:
As at December 31,	2024	2023
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	9,148	14,298
	$9,148	$14,298
Short-term prepayment options	$—	$—
Long-term prepayment options	(6,999)	(10,961)
	$(6,999)	$(10,961)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(706)	(1,109)
	$(706)	$(1,109)
Deferred financing costs, prepayment options and loss on repayment	$1,443	$2,228

Schedule of Financing Warrants	On issuance, the value of the Telesat Financing Warrants was as follows:
	Government of Canada	Government of Quebec	Total
Issuance on November 15, 2024	$509,118	$95,162	$604,280